Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The table below details the current and deferred income tax benefit (expense) for the years ended December 31, 2015, 2014 and 2013 (in thousands):

	2015	2014	2013
Current state income tax expense	$(899)	$(579)	$(522)
Current foreign income tax	431	(493)	—
Current foreign withholding tax	(1,107)	(1,040)	—
Deferred foreign withholding tax	(43)	(320)	(89)
Deferred income tax benefit (expense)	1,136	(1,796)	14,787
Income tax benefit (expense)	$(482)	$(4,228)	$14,176

Schedule of Deferred Tax Assets and Liabilities
The Company’s consolidated deferred tax position is summarized as follows:

	2015	2014
Fixed assets	$13,791	$15,720
Net operating losses	2,249	2,880
Other	412	90
Less Valuation allowance	(1,779)	(2,391)
Total deferred tax assets	$14,673	$16,299

Straight line receivable	$(2,731)	$(3,594)
Other	(1,072)	(850)
Total deferred tax liabilities	$(3,803)	$(4,444)

Net deferred tax asset	$10,870	$11,855

Schedule of Intangible Assets and Goodwill
Intangible assets (included in Other Assets in the accompanying consolidated balance sheets) consist of the following at December 31 (in thousands):

	2015	2014
In-place leases, net of accumulated amortization of $11.6 million and $12.1 million, respectively	$7,273	$6,951
Above market lease, net of accumulated amortization of $0.4 million and $0.2 million, respectively	670	862
Goodwill	693	693
Total intangible assets, net	$8,636	$8,506

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Future amortization of in-place leases, net and above market lease, net at December 31, 2015 is as follows (in thousands):

	In place leases	Above market lease
Year:
2016	$1,137	$192
2017	1,026	192
2018	1,015	192
2019	776	94
2020	537	—
Thereafter	2,782	—
Total	$7,273	$670